SEGMENTED INFORMATION	6 Months Ended
Jun. 30, 2022
SEGMENTED INFORMATION
Segmented Information

21. SEGMENTED INFORMATION

The Company is engaged in the growth, cultivation, and development of medicinal cannabis and medicinal cannabis derivative products through its Colombia Cosechemos subsidiary. The Company’s other businesses are run through its other Colombia and United States subsidiaries. Management has defined the reportable segments of the Company based on this internal business unit reporting, which is by major product line, and aggregates similar businesses into the Consumer Products segment below. The Corporate segment reflects balances and expenses that do not directly influence business unit operations and includes the Company’s long-term investments. The Corporate segment revenue includes the license of intellectual property.

The following tables show information regarding the Company’s segments for the six months ended June 30, 2022 and June 30, 2021. The 2022 segments were updated to reflect the acquisition of JustCBD (Note 8) with High Roller Private Label LLC operations assigned to the Pharmaceuticals and Nutraceuticals segment, and Just Brands LLC assigned to the Consumer Products segment.

Thousands of United States dollars	Cannabis growth and derivative production	Consumer products	Pharmaceuticals and nutraceuticals	Beverage and food	Corporate and Eliminations	Total
For the six months ended June 30, 2022
Revenue	$3	$13,603	$3,708	$252	$(2,649)	$14,917
Gross profit	47	4,304	2,096	99	-	6,546
Net (loss) income	(715)	(19,420)	317	(462)	(12,436)	(32,716)

For the six months ended June 30, 2021
Revenue	$-	$286	$1,629	$310	$(107)	$2,118
Gross profit	-	173	752	87	-	1,012
Net (loss) income	(428)	(857)	50	(64)	(3,839)	(5,138)

Geographical information:

Thousands of United States dollars	Colombia	United States	Canada	United Kingdom	Total
Non-current assets at June 30, 2022	$5,320	$42,351	$1,533	$2,708	$51,912
Total liabilities at June 30, 2022	2,732	9,290	4,496	81	16,599

Non-current assets at December 31, 2021	$4,042	$29,650	$3,844	$-	$37,536
Total liabilities at December 31, 2021	2,359	3,106	3,073	-	8,538

Six months ended June 30, 2022
Net revenue	$1,631	$12,887	$-	$399	$14,917
Gross profit	999	5,471	-	76	6,546

Six Months Ended June 30, 2021
Net revenue	$2,069	$49	$-	$-	$2,118
Gross profit	1,009	3	-	-	1,012

In 2022, the Company did not have sales to a single customer exceeding 10% of its consolidated revenue.